Note 5 - Property and Equipment (Details) - Property and Equipment - USD ($)	Nov. 30, 2015	Nov. 30, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 5,526,159	$ 5,007,769
Accumulated amortization	3,766,721	3,388,872
Net book value	1,759,438	1,618,897
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	293,870	247,335
Accumulated amortization	214,525	196,237
Net book value	79,345	51,098
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Cost	124,151	119,151
Accumulated amortization	110,860	99,027
Net book value	13,291	20,124
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	129,860	126,690
Accumulated amortization	104,089	98,406
Net book value	25,771	28,284
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,483,398	3,019,713
Accumulated amortization	1,968,088	1,658,299
Net book value	1,515,310	1,361,414
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,142,122	1,142,122
Accumulated amortization	1,142,122	1,142,122
Laboratory Equipment Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	276,300	276,300
Accumulated amortization	155,203	124,928
Net book value	121,097	151,372
Computer Equipment Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	76,458	76,458
Accumulated amortization	71,834	69,853
Net book value	$ 4,624	$ 6,605